Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 years reinsurers	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Disclosures [Abstract]
Reinsurance recoveries	$ 110	$ 98	$ 83
Total reinsurance recoveries	793.0	919.0	955.0
Carrying value of reinsurance recoverables associated with number of reinsurers	736.0
Number of reinsurers with reinsurance recoverables	2
Three Years Reinsurance Agreement With Unrelated Insurer	3
Four Years Reinsurance Agreement With Unrelated Insurer	4
Collateralized Excess Of Loss On Reinsurance Coverage	690	540	390
Establishment of allowance on reinsurance recoverable, net of tax	27.4
Reversal of allowance reinsurance recoverable	42.2
Gain on sale of reinsurance recoverable, net of tax	4.7
Gain on sale of reinsurance recoverable	$ 7.2